Employee benefits - Amount recognized in the Consolidated Statement of Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Actuarial experience (losses)/gains	€ (0.8)	€ (0.2)
Actuarial losses arising from changes in financial assumptions	29.2	(43.2)
Actuarial gains arising from changes in demographic assumptions	0.0	(3.0)
Actuarial gains arising from the return on plan assets, excluding interest income	(0.4)	(5.1)
Total actuarial losses	28.0	35.3
Cumulative amount of actuarial losses recognized in Consolidated Statement of Comprehensive Income	€ 77.5	€ 49.5